Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Assets
Derivative financial instruments	$ 58	$ 0
Liabilities
Derivative financial instruments	25	29
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Cash and cash equivalents	518	982
Restricted cash	13	14
Total	530	996
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Derivative financial instruments
Assets
Derivative financial instruments	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Cash and cash equivalents		0
Restricted cash	0
Total	58
Liabilities
Total	25	29
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative financial instruments	58
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments	25	29
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Liabilities
Total	0	$ 0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Derivative financial instruments
Assets
Derivative financial instruments	$ 0